Condensed Statements of Operations - USD ($) $ in Thousands	6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses
General and administrative	1,389	62	825	1,159	180
Accretion Expense	48,363
Total operating expenses	49,752	62	825	1,159	180
Operating income (loss)	(49,752)	(62)	(825)	(1,159)	(180)
Non-operating (income) expense
Loss from Equity Method Investment in the Joint Venture	95,732	48,337	43,103	70,487	58,680
(Gain) Loss on Sale of Interests in the Joint Venture		(661)		(661)	(14)
Management fee income	(876)	(62)	(825)	(378)	(180)
Interest expense	644
Interest income	(644)
Amortization of debt discount and issuance costs	212
Unrealized gain (loss) on forward purchase contract	2,435
Total non-operating (income) expense	97,503	47,614	42,278	69,448	58,486
Income (loss) before income tax provision (benefit)	(147,255)	(47,676)	(43,103)	(70,607)	(58,666)
Income tax provision (benefit)	(15,804)	(11,584)	(16,809)	(18,595)	(119,621)
Net income (loss)	$ (131,451)	$ (36,092)	$ (26,294)	$ (52,012)	$ 60,955
Net income (loss) per share:
Basic	$ (1.20)	$ (0.48)	$ (3.18)	$ (0.69)	$ 0.81
Diluted	$ (1.20)	$ (0.48)	$ (3.18)	$ (0.69)	$ 0.78
Weighted average common shares outstanding (see Note 5:
Basic	109,111,853	75,555,700	8,268,077	75,513,130	75,590,613
Diluted	109,111,853	75,555,700	8,268,077	75,513,130	77,801,096